Note 17 - Trade and Other Receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade receivables	$ 5,899	$ 5,333	$ 5,248
Contract assets	1,800	120	13,183
Prepayments	628	391	563
Other receivables	2,072	2,059	722
Related party receivable			128
Total	10,399	7,903	19,844
Loan due from associate			549
Other receivables			618
Total			$ 1,167